ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
ACCRUED EXPENSES

NOTE 7 – ACCRUED EXPENSES

Accrued expenses consist of the following as of the following dates:

	As of December 31,
	2024	2023
Accrued employee bonuses and payroll	$145,185	$358,154
Accrued credit card expenses	413,592	259,144
Accrued interest	330,512	133,353
Other accrued expenses	187,543	89,775
TOTAL	$1,076,832	$840,426